CONCENTRATION OF RISKS (Details)	12 Months Ended
	Dec. 31, 2025 customer issuer	Dec. 31, 2024 customer issuer	Dec. 31, 2023 customer issuer
Foreign currency exchange rate risk
Depreciation (appreciation) of the RMB against US dollar (as a percent)	(4.20%)	2.80%	2.90%
Customer concentration risk | Sales revenue
CONCENTRATION OF RISKS
Number of customers | customer	5	5	5
Concentration risk percentage	14.67%	27.97%	28.39%
Supplier concentration risk | Cost of goods
CONCENTRATION OF RISKS
Concentration risk percentage	98.00%	95.00%	96.00%
Number of suppliers | issuer	5	5	5